Restricted Cash	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
4.	Restricted Cash

As of December 31, 2015, the balance of $1,626 (December 31, 2014 - nil) represents cash collateral for guarantee of an EPI sales contract, which is restricted until December 2016.

	December 31,	December 31,
	2015	2014
Restricted Cash	$1,626	$-